Cash and cash equivalents (Details) - EUR (€)	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
Cash and cash equivalents
Cash	€ 571,040,000		€ 620,145,000
Securities and time deposits	1,086,421,000		357,964,000
Cash and cash equivalents	1,657,461,000	€ 978,109,000	978,109,000	€ 720,982,000	€ 708,882,000
Restricted cash	€ 984,000		€ 53,694,000